Net Loss Per Share - Additional Information (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 29, 2020
Class of Stock [Line Items]
Warrants outstanding (in shares)	5,979,442	15,277,974	24,876,512	24,876,512
Warrants exercised (in shares)	18,897,070	9,598,538
Shares of common stock issued under warrant exercises (in shares)		7,198,898
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)			24,876,512	24,876,512
Warrant exercise price (in USD per share)				$ 11.50